11. Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Investments, All Other Investments [Abstract]
Schedule of derivative liabilities

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of September 30, 2020:

	September 30, 2020
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Compound embedded derivatives	183,301,670	$(599,454)
Total	183,301,670	$(599,454)

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the six months ended September 30, 2020:

The financings giving rise to derivative financial instruments and the income effects:
Compound embedded derivatives	$(787,407)
Total gain (loss)	$(787,407)

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the three months ended September 30, 2020:

The financings giving rise to derivative financial instruments and the income effects:
Compound embedded derivatives	$(511,975)
Total gain (loss)	$(511,975)

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of March 31, 2020:

	March 31, 2020
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Compound embedded derivatives	77,026,829	$(58,790)
Total	77,026,829	$(58,790)

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the year ended March 31, 2020:

The financings giving rise to derivative financial instruments and the income effects:
Compound embedded derivatives	$119,902
Total gain (loss)	$119,902

Significant inputs

Significant inputs and results arising from the Monte Carlo Simulations process are as follows for the embedded derivatives that have been bifurcated from the Convertible Notes and classified in liabilities:

Inception
Quoted market price on valuation date	$0.0031 - $0.0058
Contractual conversion rate	$0.01
Contractual term to maturity	1.00 Years – 1.13 Years
Market volatility:
Equivalent Volatility	15.89% - 319.40%
Interest rate	8.0%

Significant inputs and results arising from the Monte Carlo Simulations process are as follows for the embedded derivatives that have been bifurcated from the Convertible Notes and classified in liabilities:

Inception
Quoted market price on valuation date	$0.0031 - $0.0058
Contractual conversion rate	$0.01
Contractual term to maturity	1.00 Years – 1.13 Years
Market volatility:
Equivalent Volatility	15.89% - 319.40%
Interest rate	8.0%

Schedule of changes in fair value of derivatives

The following table reflects the issuances of compound embedded derivatives and the changes in fair value inputs and assumptions related to the compound embedded derivatives during the period ended September 30, 2020.

September 30, 2020
Balance at April 1, 2020	$58,790
Issuances:
Compound embedded derivatives	42,463
Conversions	(289,206)
Loss on changes in fair value inputs and assumptions reflected in income	787,407
Balance at September 30, 2020	$599,454

The following table reflects the issuances of compound embedded derivatives and the changes in fair value inputs and assumptions related to the compound embedded derivatives during the period ended March 31, 2020.

March 31, 2020
Balance at April 1, 2019	$–
Issuances:
Compound embedded derivatives	178,692
Gain on changes in fair value inputs and assumptions reflected in income	(119,902)
Balance at March 31, 2020	$58,790